Leases - Schedule of Maturities of Financing Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Financing Lease Liabilities [Abstract]
2026	$ 4,286,724
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	16,208,973
Less: imputed interest	2,193,273
Present value of lease liabilities	$ 14,015,700	$ 17,204,740